EQUITY: (Details Narrative) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands											1 Months Ended	12 Months Ended
	Sep. 14, 2017 USD ($) shares	Sep. 14, 2017 ILS (₪) ₪ / shares shares	Aug. 21, 2017 USD ($) $ / shares shares	Mar. 10, 2017 USD ($) shares	Sep. 17, 2015 USD ($) $ / shares shares	Aug. 07, 2015 USD ($) $ / shares shares	Apr. 26, 2015 USD ($) shares	Mar. 29, 2015	Oct. 01, 2014 ₪ / shares shares	Oct. 01, 2014 USD ($)	Aug. 31, 2013 USD ($)	Dec. 31, 2017 shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2016 shares	Oct. 31, 2015 shares	Aug. 21, 2015 ₪ / shares shares	Dec. 31, 2014 shares	Nov. 30, 2014 shares	Oct. 22, 2014 ₪ / shares	Sep. 15, 2014 ₪ / shares shares	Aug. 31, 2013 ₪ / shares shares
Description of voting rights

The ordinary shares confer upon their holders participating and voting rights in shareholders meetings (where the holder of an ordinary share has one vote), a right to receive a share of earnings and the right to receive assets of the Company upon its liquidation.

Number of shares issued												26,075,770		11,448,191
Proceeds from issuance of shares net | $													$ 30,608
Number of authorized shares												50,000,000		16,000,000
Warrants (Series 7) [Member]
Number of warrants issued																	577,795
Right Issue [Member]
Number of shares outstanding by each shareholder																				15
Proceeds from issuance of shares and warrants | $										$ 4,500
Ordinary Shares [Member]
Number of shares issued									577,795
Number of shares outstanding by each shareholder												26,075,770	11,448,191	11,448,191			5,400,467
Exercise of warrants (in shares)												102,058	208,843
Reverse stock split								50-to-1
Ordinary Shares [Member] | Initial Public Offering [Member]
Number of shares issued						5,025,000
Proceeds from issuance of shares net | $						$ 26,500
Share price (in dollars per share) | $ / shares						$ 6.00
Ordinary Shares [Member] | Over-Allotment [Member]
Number of shares issued					638,750
Proceeds from issuance of shares net | $					$ 3,500
Share price (in dollars per share) | $ / shares					$ 6.00
Ordinary Shares [Member] | Right Issue [Member]
Number of shares issued																				2
Warrant (Series 7) [Member]
Number of ordinary shares issued upon each warrant exercise									1
Number of warrant exercised							208,843
Number of ordinary shares issued upon warrant exercise							208,843
Proceeds from exercised warrants | $							$ 1,800
Number of warrants expired							368,952
Warrant (Series 7) [Member] | Right Issue [Member]
Number of warrants issued																				2
Warrant (Series 7) [Member] | NIS
Warrants exercise price | ₪ / shares									₪ 35
Warrant (Series 7) [Member] | NIS | Right Issue [Member]
Unit price | ₪ / shares																				₪ 60
Ordinary shares [member]
Number of shares issued				2,289,638
Proceeds from issuance of shares net | $				$ 10,000
Issuance expenses | $				$ 500
Underwriters [Member] | Ordinary shares [member] | Over-Allotment [Member]
Number of shares issued			12,224,500
Share price (in dollars per share) | $ / shares			$ 4.70
Underwriting discounts, commissions and other offering expenses | $			$ 53,600
Investment Agreement [Member] | Warrants [Member]
Number of warrant exercised	86,579	86,579
Number of ordinary shares issued upon warrant exercise	86,579	86,579
Proceeds from exercised warrants | $	$ 531
Investment Agreement [Member] | Warrants [Member] | NIS
Warrants exercise price | ₪ / shares		₪ 21.7
Proceeds from exercised warrants | ₪		₪ 1,900
Investment Agreement [Member] | Investors [Member]
Proceeds from issuance of shares and warrants | $											$ 5,000
Investment Agreement [Member] | Investors [Member] | Ordinary Shares [Member]
Number of shares issued															174,566						320,663
Investment Agreement [Member] | Investors [Member] | Warrants [Member]
Number of warrants issued																		80,166			198,812
Investment Agreement [Member] | Investors [Member] | Warrants [Member] | NIS
Number of shares issued																174,566
Warrants exercise price | ₪ / shares																₪ 21.7			₪ 35		₪ 64.14